INCOME TAX (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
The Company and its Israeli subsidiaries	$ 27,045	$ 46,138	$ 22,138
Non-Israeli subsidiaries	(3,841)	30,095	33,408
Income before income tax	$ 23,204	$ 76,233	$ 55,546